Deficit	12 Months Ended
Dec. 31, 2015
Deficit [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
Deficit
Common Stock
The Company has 82,556,847 shares of $0.01 par value common stock outstanding at December 31, 2015.
Note Receivable From Parent
During the year ended December 31, 2013, in conjunction with the refinancing transactions in 2013, the $24 loan receivable from Hexion LLC, which was initially recorded as a reduction of equity in 2009, was settled for no consideration at the direction of Hexion LLC. As a result, the Company accounted for the settlement of the loan as a distribution to Hexion LLC of $24, which was recognized in “Paid-in Capital” in the Consolidated Balance Sheets. Additionally, during the year ended December 31, 2013, the Company declared a distribution to Hexion LLC of $208 in connection with the retirement of the outstanding $247 aggregate principal amount of the Hexion LLC’s PIK Facility held by an unaffiliated third party, in conjunction with the refinancing transactions in 2013.